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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March  31, 2003
                                              ---------------------------

Check here if Amendment [  ]; Amendment Number:
                                                --------
  This Amendment (Check only one.):   [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Whitney Holdings LLC
           ----------------------------------------------
Address:             177 Broad Street
           ----------------------------------------------
                     Stamford, CT 06901
           ----------------------------------------------

13F File Number:        28-05743
                -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Daniel J. O'Brien
           ----------------------------------------------
Title:                  Managing Member
           ----------------------------------------------
Phone:                  203-973-1440
           ----------------------------------------------

Signature, Place, and Date of Signing:

                                       Stamford, CT           May 14, 2003
       --------------------        -----------------        ----------------
             [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                    Name

         28-
            ----------------                -------------------------------



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                            ----------------
Form 13F Information Table Entry Total:           49
                                            ----------------
Form 13F Information Table Value Total:     $189,374 (thousands)
                                            ----------------
List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               13F File Number           Name



         No.               13F File Number           Name


                                       2
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
                                                                      13F INFORMATION TABLE
                                                                         MARCH 1, 2003
                         COLUMN 1                     COLUMN 2    COLUMN 3         COLUMN 4                          COLUMN 5
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     SHARES OR
                                                      TITLE OF                      VALUE        --------------------
                      NAME OF ISSUER                   CLASS       CUSIP           (X$1000)            PRN AMT              SH/PRN
-----------------------------------------------------------------------------------------------------------------------------------
 1 ACTIVISON INC.                                   COMMON              004930202         4,388                   303,700     SH
 2 AFTERMARKET TECHNOLOGY CORP                      COMMON              008318107         7,787                   689,100     SH
 3 AMN HEALTHCARE SERVICES INC.                     COMMON              001744101         2,276                   207,300     SH
 4 APPLIED MICRO CIRCUITS                           COMMON              03822W109         1,630                   500,000     SH
 5 CRYPTLOGIC                                       COMMON              228906103         1,728                   430,876     SH
 6 GENTIVA HEALTH SERVICES                          COMMON              37247a102           556                    66,300     SH
 7 INSIGHT ENTERPRISES INC.                         COMMON              45765u103         4,865                   690,000     SH
 8 INVESTMENT TECHNOLOGY GROUP                      COMMON              46145F105           908                    65,000     SH
 9 M&F WORLDWIDE CORP                               COMMON              552541104         5,328                   800,000     SH
10 MULTIMEDIA GAMES INC                             COMMON              625453105         2,055                   106,849     SH
11 AMBASSADORS INTERNATIONAL                        COMMON              023178106         2,736                   285,287     SH
12 INFOUSA INC. NEW                                 COMMON              456818301         2,644                   550,800     SH
13 INTERACTIVE DATA CORP.                           COMMON              45840J107         3,035                   216,600     SH
14 MOORE CORP                                       COMMON              615785102         3,817                   364,600     SH
15 VERITAS SOFTWARE CORP                            COMMON              923436109         1,215                    69,106     SH
16 INTERNATIONAL SPEEDWAY CORPORATION               COMMON              460335201        16,621                   414,897     SH
17 FOOTLOKER, INC.                                  COMMON              344849104        17,514                 1,636,800     SH
18 WADDELL AND REED FINANCIAL                       COMMON              930059100         3,841                   218,600     SH
19 LABORATORY CORP OF AMERICA HOLDINGS              COMMON              50540R409        20,746                   699,684     SH
20 SONIC INNOVATIONS                                COMMON              83545M109         1,388                   578,500     SH
21 US ONCOLOGY INC.                                 COMMON              90338W103         5,351                   753,600     SH
22 PROCURENET                                       COMMON              742804909             0                    10,000     SH
23 Penwest Pharmaceuticals                          COMMON              709754105         2,080                   130,000     SH
24 QUEBECOR WORLD INC. - CLASS B                    COMMON              748193208         7,414                   864,384     SH
25 Quantum Corporation                              COMMON              747906204         2,498                   692,100     SH
26 SYBASE INC.                                      COMMON              871130100         5,958                   460,100     SH
27 USinternetworking, Inc.                          COMMON              917311805            --                 2,736,226     SH
28 SpectraSite Holdings, Inc.                       COMMON              84760T100             4                    74,500     SH
29 TBM Holdings Inc.                                COMMON              872197108         1,771                 1,416,667     SH
30 CareScience, Inc.                                COMMON              141726109         2,191                 2,639,948     SH

                                                          COLUMN 6         COLUMN 7                     COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            VOTING AUTHORITY
                                            PUT/         INVESTMENT          OTHER        --------------------
                                            CALL         DISCRETION        MANAGERS              SOLE             SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
 1 ACTIVISON INC.                                   SHARED-DEFINED           NONE                       303,700
 2 AFTERMARKET TECHNOLOGY CORP                      SHARED-DEFINED           NONE                       698,100
 3 AMN HEALTHCARE SERVICES INC.                     SHARED-DEFINED           NONE                       207,300
 4 APPLIED MICRO CIRCUITS                           SHARED-DEFINED           NONE                       500,000
 5 CRYPTLOGIC                                       SHARED-DEFINED           NONE                       430,876
 6 GENTIVA HEALTH SERVICES                          SHARED-DEFINED           NONE                        66,300
 7 INSIGHT ENTERPRISES INC.                         SHARED-DEFINED           NONE                       690,000
 8 INVESTMENT TECHNOLOGY GROUP                      SHARED-DEFINED           NONE                        65,000
 9 M&F WORLDWIDE CORP                               SHARED-DEFINED           NONE                       800,000
10 MULTIMEDIA GAMES INC                             SHARED-DEFINED           NONE                       106,849
11 AMBASSADORS INTERNATIONAL                        SHARED-DEFINED           NONE                       285,287
12 INFOUSA INC. NEW                                 SHARED-DEFINED           NONE                       550,800
13 INTERACTIVE DATA CORP.                           SHARED-DEFINED           NONE                       216,600
14 MOORE CORP                                       SHARED-DEFINED           NONE                       364,600
15 VERITAS SOFTWARE CORP                            SHARED-DEFINED           NONE                        69,106
16 INTERNATIONAL SPEEDWAY CORPORATION               SHARED-DEFINED           NONE                       414,897
17 FOOTLOKER, INC.                                  SHARED-DEFINED           NONE                     1,636,800
18 WADDELL AND REED FINANCIAL                       SHARED-DEFINED           NONE                       218,600
19 LABORATORY CORP OF AMERICA HOLDINGS              SHARED-DEFINED           NONE                       699,684
20 SONIC INNOVATIONS                                SHARED-DEFINED           NONE                       578,500
21 US ONCOLOGY INC.                                 SHARED-DEFINED           NONE                       753,600
22 PROCURENET                                       SHARED-DEFINED           NONE                        10,000
23 Penwest Pharmaceuticals                          SHARED-DEFINED           NONE                       130,000
24 QUEBECOR WORLD INC. - CLASS B                    SHARED-DEFINED           NONE                       864,384
25 Quantum Corporation                              SHARED-DEFINED           NONE                       692,100
26 SYBASE INC.                                      SHARED-DEFINED           NONE                       460,100
27 USinternetworking, Inc.                          SHARED-DEFINED           NONE                     2,736,226
28 SpectraSite Holdings, Inc.                       SHARED-DEFINED           NONE                        74,500
29 TBM Holdings Inc.                                SHARED-DEFINED           NONE                     1,416,667
30 CareScience, Inc.                                SHARED-DEFINED           NONE                     2,639,948

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
                                                                         MARCH 1, 2003
                         COLUMN 1                     COLUMN 2    COLUMN 3         COLUMN 4                          COLUMN 5
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     SHARES OR
                                                      TITLE OF                      VALUE        --------------------
                      NAME OF ISSUER                   CLASS       CUSIP           (X$1000)            PRN AMT              SH/PRN
-----------------------------------------------------------------------------------------------------------------------------------
31 Medsource                                        COMMON              58505Y103         7,065                 3,903,289     SH
32 Waters Corporation                               COMMON              941848103         5,590                   264,200     SH
33 NMT Medical, Inc.                                COMMON              629294109         8,012                 2,504,010     SH
34 Briazz Inc.                                      COMMON              10782M104           100                   836,021     SH
35 Iona Technologies Plc                            COMMON              46206P109            73                    35,280     SH
36 Iona Technologies Plc (escrow shs)               COMMON              46206P109            83                    40,026     SH
37 Aviall Services Inc.                             COMMON              05366B102         5,824                   752,500     SH
38 Integrated Defense Technologies Corporation      COMMON              448947101         1,048                    70,000     SH
39 Orbital Sciences                                 COMMON              685564106            68                    13,275     SH
40 IDt Preferred B                                  COMMON              448947309        10,174                   674,200     SH
41 Trans Technology Corp.                           COMMON              893889105           907                   171,041     SH
42 Amerisource Bergen Corporation                   COMMON              03073E105         2,544                    48,451     SH
43 Select Comfort Corp.                             COMMON              81616X103         2,219                   220,000     SH
44 Sears Roebuck & Co.                              COMMON             812,387108         1,208                    50,000     SH
45 Calpine Corp.                                    COMMON              131347106         1,023                   310,000     SH


                         WARRANTS                                                                                             SH
 1 XM Satellite Radio - Warrants                                        98375Y114             5                     5,000     SH
 2 Women First Healthcare - Warrants                                    978150100           455                   910,412     SH
 3 Metricom - Warrants                                                  591596135            --                        25     SH
 4 CD Radio - Warrants                                                  125127134             6                     6,000     SH

                                                          COLUMN 6         COLUMN 7                     COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            VOTING AUTHORITY
                                            PUT/         INVESTMENT          OTHER        --------------------
                                            CALL         DISCRETION        MANAGERS              SOLE             SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
31 Medsource                                        SHARED-DEFINED           NONE                     3,903,289
32 Waters Corporation                               SHARED-DEFINED           NONE                       264,200
33 NMT Medical, Inc.                                SHARED-DEFINED           NONE                     2,504,010
34 Briazz Inc.                                      SHARED-DEFINED           NONE                       836,021
35 Iona Technologies Plc                            SHARED-DEFINED           NONE                        35,280
36 Iona Technologies Plc (escrow shs)               SHARED-DEFINED           NONE                        40,026
37 Aviall Services Inc.                             SHARED-DEFINED           NONE                       752,500
38 Integrated Defense Technologies Corporation      SHARED-DEFINED           NONE                        70,000
39 Orbital Sciences                                 SHARED-DEFINED           NONE                        13,275
40 IDt Preferred B                                  SHARED-DEFINED           NONE                       674,200
41 Trans Technology Corp.                           SHARED-DEFINED           NONE                       171,041
42 Amerisource Bergen Corporation                   SHARED-DEFINED           NONE                        48,451
43 Select Comfort Corp.                             SHARED-DEFINED           NONE                       220,000
44 Sears Roebuck & Co.                              SHARED-DEFINED           NONE                        50,000
45 Calpine Corp.                                    SHARED-DEFINED           NONE                       310,000


                         WARRANTS                   SHARED-DEFINED           NONE
 1 XM Satellite Radio - Warrants                    SHARED-DEFINED           NONE                                            5,000
 2 Women First Healthcare - Warrants                SHARED-DEFINED           NONE                                          910,412
 3 Metricom - Warrants                              SHARED-DEFINED           NONE                                               25
 4 CD Radio - Warrants                              SHARED-DEFINED           NONE                                            6,000